Other revenue	12 Months Ended
Mar. 31, 2025
Other Revenue
Other revenue

9	Other revenue

	March 31,
	2023	2024	2025
Marketing revenue	421,717	606,099	571,058
Total	421,717	606,099	571,058

Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.